NATIONAL LIFE INSURANCE COMPANY

One National Life Drive

Montpelier, Vermont 05604

March 28, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	National Life Insurance Company (“National Life”)
National Variable Annuity Account II (“Registrant”)
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (“Amendment”)
File Nos. 333-19583 and 811-08015

Commissioners:

On behalf of National Life and the above-named Registrant and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“Securities Act”), filed herewith is one electronically formatted copy of the above-captioned Amendment to Registrant’s registration statement on Form N-4 for flexible premium variable annuity contracts (the “Contracts”). The registration statement includes two prospectuses: Sentinel Advantage Variable Annuity (“SAVA”) and Sentinel Advantage Variable Annuity 5 (“SAVA 5”). The SAVA and SAVA5 Contracts are no longer available for sale.

The purpose of the Amendment is to bring the registration statement into compliance with the Commission’s March 2020 revisions to Form N-4. Other than the changes reflected in the Amendment, Registrant does not anticipate any further material deletions or revisions to the prospectus or statement of additional information contained in the registration statement.

Registrant will file a subsequent amendment under Rule 485 to reflect responses to Commission staff comments on the Amendment and to include routine annual updating information not yet available. At the appropriate time, Registrant or its counsel will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter has authorized its counsel to state on its behalf that it is aware of its obligations under the Securities Act.

U.S. Securities and Exchange Commission

March 28, 2022

We note that the exhibits to the Amendment do not include an initial summary prospectus (“ISP”), because National Life will not initially be using an ISP following effectiveness of the Amendment in 2022. Rather, any such future ISP use would be preceded by the inclusion of such ISP as an exhibit in an appropriate amendment filed pursuant to Rule 485(a) under the Securities Act and becoming effective subsequent to May 1, 2022.

We would request that the staff provide its comments on the Amendment at the earliest possible date. Earlier receipt of comments will make it possible for National Life to reflect those comments in a manner that we hope would be most efficient for the Commission staff, as well as for National Life.

For the convenience of the Commission staff, we are delivering to Mr. Michael Kosoff, Senior Special Counsel in the Division of Investment Management, a courtesy copy of the Amendment.

Please direct any question or comment to me at (802) 229-7410 or to Ann B. Furman of Carlton Fields, P.A., at (202) 965-8130.

Very truly yours,

/s/ Lisa Muller

Lisa Muller

Senior Counsel and Corporate Secretary

cc:	Michael Kosoff, Esq.
Senior Special Counsel
Division of Investment Management